Other Long-term Assets (Details 2)	12 Months Ended								0 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 SunEase, Inc. CNY	Dec. 31, 2012 SunEase, Inc. CNY	Dec. 31, 2011 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. Trade name CNY	Aug. 31, 2008 SunEase, Inc. Customer contracts and relationships CNY	Aug. 31, 2008 SunEase, Inc. Technology CNY	Dec. 31, 2013 Yixin CNY	Aug. 31, 2013 Yixin CNY	Aug. 31, 2013 Yixin Non-compete agreement CNY	Aug. 31, 2013 Yixin Customer base CNY	Aug. 31, 2013 Yixin Exclusivity arrangement CNY
Allocation of the purchase price or investment cost
Percentage of equity interest acquired								38.50%					27.00%
Consideration paid in cash								31,000,000					200,000,000
Allocation of the purchase price
Tangible assets								12,050,000					58,320,000
Intangible assets								6,722,000					15,876,000
Goodwill								14,046,000					129,773,000
Liabilities								(1,818,000)					(3,969,000)
Total								31,000,000					200,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets									2,300,000	2,800,000	1,600,000			5,900,000	7,800,000	2,100,000
Amortization expense of acquired intangible assets					0	3,400,000	800,000					1,100,000
Equity share of losses or profits from associated companies	$ (879,000)	(5,321,000)	842,000	(1,195,000)